RELATED PARTIES	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
RELATED PARTIES

NOTE 14 - RELATED PARTIES

A.	L.S.A. Life Sciences Accelerator Ltd.

The Company and L.S.A. Life Sciences Accelerator Ltd. are related parties, within the definition of that term in ASC 830 as of September 30, 2016.

L.S.A. Life Sciences Accelerator Ltd. has a 20.74% holding in the Company’s share capital as of September 30, 2016.

B.	The Technion R&D Foundation Ltd.

The Technion R&D Foundation Ltd. holds 13.9% of the Company’s total share capital as of September 30, 2016.

C.	MEDX Ventures Group LLC

1.	The Company and the MEDX Ventures Group LLC are related parties, within the definition of that term in ASC 830.

MEDX provides managing services in consideration of 17,000 USD per month.

2.	The MEDX Ventures Group LLC holds 14.94% of the Company’s total share capital as of September 30, 2016.

NOTE 14 - RELATED PARTIES

A.	L.S.A. Life Sciences Accelerator Ltd.

1.	The Company and L.S.A. Life Sciences Accelerator Ltd. are related parties, within the definition of that term in ASC 830.

2.	L.S.A. Life Sciences Accelerator Ltd. has a 24.3% holding in the Company’s share capital.

B.	The Technion R&D Foundation Ltd.

The Technion R&D Foundation Ltd. holds 15.88% of the Company’s total share capital.

C.	MEDX Ventures Group LLC

1.	The Company and the MEDX Ventures Group LLC are related parties, within the definition of that term in ASC 830. MEDX is providing management consulting service in monthly consideration of 17 thousand USD

2.	The MEDX Ventures Group LLC holds 12.16% of the Company’s total share.